Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents (Note 9)	$ 14,132	$ 84,418
Accounts receivable less allowances of $14,728 (2013 - $12,590)	124,607	91,770
Inventories	6,168	6,703
Current deferred income taxes (Note 11)	15,414	20,257
Prepaid income taxes	2,787	3,690
Prepaid expenses	11,456	17,818
Total current assets	174,564	224,656
Investments of deferred compensation plans held in trust (Notes 14 and 16)	49,147	42,465
Properties and equipment, at cost, less accumulated depreciation (Note 12)	105,336	92,955
Identifiable intangible assets less accumulated amortization of $32,772 (2013 - $32,055) (Note 6)	56,027	56,556
Goodwill	466,722	466,871
Other assets	8,136	10,198
Total Assets	859,932	893,701
Current liabilities
Accounts payable	46,849	41,758
Current portion of long-term debt (Note 3)	6,250	183,564
Income taxes (Note 11)	5,818	111
Accrued insurance	40,814	41,859
Accrued compensation	50,718	48,323
Accrued legal	753	23,210
Other current liabilities	24,352	25,161
Total current liabilities	175,554	363,986
Deferred income taxes (Note 11)	29,945	27,301
Long-term debt (Note 3)	141,250
Deferred compensation liabilities (Note 14)	48,684	42,348
Other liabilities	13,143	11,176
Total Liabilities	408,576	444,811
Commitments and contingencies (Notes 13 and 18)
STOCKHOLDERS' EQUITY
Capital stock - authorized 80,000,000 shares $1 par; issued 33,337,297 shares (2013 - 32,245,226 shares)	33,337	32,245
Paid-in capital	538,845	481,011
Retained earnings	771,176	686,114
Treasury stock - 16,446,572 shares (2013 - 14,660,427 shares), at cost	(894,285)	(752,634)
Deferred compensation payable in Company stock (Note 14)	2,283	2,154
Total Stockholders' Equity	451,356	448,890
Total Liabilities and Stockholders' Equity	$ 859,932	$ 893,701